Statements of Changes in Net Assets Available for Benefits - EBP 017 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment activity:
Interest and dividend income (Note 2 (f))	$ 533,706,383	$ 479,444,660
Net appreciation in value of investments (Note 2 (f))	4,701,485,315	2,633,916,140
Total investment activity	5,235,191,698	3,113,360,800
Participant loan interest (Note 2 (h) and 4)	34,191,015	30,313,048
Contributions:
Employer contributions (Note 1 (c))	595,246,810	558,308,804
Participant contributions (Note 1 (c))	1,170,739,246	1,104,297,150
Rollovers	184,809,056	126,371,057
Total contributions	1,950,795,112	1,788,977,011
Total income	7,220,177,825	4,932,650,859
Deductions:
Benefits paid to participants (Notes 1 (f) and 2 (c))	2,723,807,876	2,540,259,087
Administrative expenses (Note 1 (g))	48,322,636	43,865,252
Total deductions	2,772,130,512	2,584,124,339
Net increase in net assets for the year before transfers	4,448,047,313	2,348,526,520
Assets transferred in (Note 1 (a))	254,534,232	0
Net increase in net assets for the year	4,702,581,545	2,348,526,520
Net assets beginning of the year	30,062,340,595	27,713,814,075
Net assets end of the year	$ 34,764,922,140	$ 30,062,340,595